INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
INVENTORIES
Raw materials	$ 59,342		$ 43,542
Work-in-process	40,422		43,241
Finished goods	243,515		168,097
Total inventories	343,279		254,880
Inventory write-down	$ 680	$ 27,688